Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in 000’s)
2025	3,389,132	2,908,459	948,462	856,614	$97.70	13,859
2024	5,372,124	10,081,103	808,607	1,484,854	$184.94	9,025
2023	3,372,200	5,119,250	772,732	990,756	$241.62	11,367

Named Executive Officers, Footnote [Text Block]

(1)	Julie Smolyansky was our principal executive officer ("PEO") for each of the years shown.

(2)	The non-PEO NEOs for each of 2023 and 2024 were Eric Hanson and Amy Feldman and the non-PEO NEO for 2025 was Eric Hanson.

Total Compensation per Summary Compensation	$ 3,389,132	$ 5,372,124	$ 3,372,200
Compensation Actually Paid	$ 2,908,459	10,081,103	5,119,250
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The table below details amounts deducted and added to calculate Average Compensation Actually Paid to the PEO and non-PEO NEOs.:

	2025
	PEO $		Average of NEOs $
Total Compensation per Summary Compensation Table (SCT)	3,389,132		948,462
Less: Value of Stock Award Reported in SCT	(750,000)		(164,000)
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year	740,808	(A)	161,978	(A)
Plus: Fair Value for Equity Awards Granted and Vested During the Covered Year	–		–
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(106,760	)(B)	(21,472	)(B)
Plus: Change in Fair Value of Prior Year Equity Awards that Vested this Year	(364,720)		(68,353)
“Compensation Actually Paid”" for Year Shown	2,908,459		856,614

(A)	Includes target PSUs that may be earned under the Company’s 2025 long term incentive program. Such PSUs may be earned after the end of a three-year performance period based on the achievement of performance goals over such three-year performance period. Actual PSUs earned cannot be determined until after the completion of the performance period.

(B)	Includes an estimate of PSUs that may be earned under the Company’s 2023 long term incentive program and the Company’s 2024 long term incentive program. Such PSUs may be earned after the end of a three-year performance period based on the achievement of performance goals over such three-year performance period. Actual PSUs earned cannot be determined until after the completion of the performance period.

Total Compensation per Summary Compensation	$ 948,462	808,607	772,732
Compensation Actually Paid	$ 856,614	1,484,854	990,756
Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to the Company’s NEOs as a group is aligned with the Company’s cumulative total shareholder return (“TSR”) over the three years presented in the table.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The following graph depicts the relationship between the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s net income over the three years presented in the table.

Value of Initial Fixed $100 Investment Based on Total Shareholder Return	$ 97.70	184.94	241.62
Net Income	$ 13,859,000	$ 9,025,000	$ 11,367,000
PEO Name	Julie Smolyansky	Julie Smolyansky	Julie Smolyansky
PEO [Member] | Less: Value of Stock Award Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (750,000)
PEO [Member] | Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	740,808
PEO [Member] | Plus: Fair Value for Equity Awards Granted and Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,760)
PEO [Member] | Plus: Change in Fair Value of Prior Year Equity Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(364,720)
Non-PEO NEO [Member] | Less: Value of Stock Award Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(164,000)
Non-PEO NEO [Member] | Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,978
Non-PEO NEO [Member] | Plus: Fair Value for Equity Awards Granted and Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,472)
Non-PEO NEO [Member] | Plus: Change in Fair Value of Prior Year Equity Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (68,353)